Benefit Plans	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

There was no pension contribution in 2018. During 2017, management contributed $15.0 million, all of which was deductible on the 2017 tax return. There is no contribution expected in 2019.

Using accrual measurement dates of December 31, 2018 and 2017, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2018	2017
Change in fair value of plan assets
Fair value at beginning of measurement period	$195,735	$167,047
Actual return on plan assets	(8,118)	21,573
Employer contributions	—	15,000
Benefits paid	(10,540)	(7,885)
Fair value at end of measurement period	$177,077	$195,735
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$138,698	$114,455
Service cost	6,547	5,270
Interest cost	5,236	5,085
Actuarial (gain) loss	(16,413)	21,773
Benefits paid	(10,540)	(7,885)
Projected benefit obligation at the end of measurement period	$123,528	$138,698
Funded status at end of year (fair value of plan assets less benefit obligation)	$53,549	$57,037

The change in the actuarial (gain) loss from an actuarial loss of $21.8 million as of December 31, 2017 to an actuarial gain of $16.4 million as of December 31, 2018, was the result of changes in actuarial assumptions partially offset by lower than projected returns on pension plan assets during 2018. Changes in actuarial assumptions included a change in the discount rate from 3.89% to 4.60% as well as a change in the generational mortality improvement projection scale from scale MP-2017 to scale MP-2018.

The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2018	2017
Equity securities	50% - 100%	82%	79%
Fixed income and cash equivalents	remaining balance	18%	21%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets used to measure the benefit obligation was 7.00% at both December 31, 2018 and December 31, 2017. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $104.9 million and $116.0 million at December 31, 2018 and 2017, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2018 and 2017, the fair value of the 115,800 common shares held by the Pension Plan was $9.8 million, or $84.95 per share and $12.0 million, or $104.00 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Discount rate	4.60%	3.89%	4.58%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	4.00%	4.00%
Ages 50 and over	3.00%	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2019	$8,428
2020	8,733
2021	9,787
2022	10,324
2023	9,698
2024-2028	51,726
Total	$98,696

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2018 and 2017.

(In thousands)	2018	2017
Prior service cost	$—	$—
Net actuarial loss	(37,560)	(33,799)
Total	(37,560)	(33,799)
Deferred taxes	7,888	7,098
Disparate tax effect (1)	—	3,175
Accumulated other comprehensive loss	$(29,672)	$(23,526)

 (1) In accordance with U.S. GAAP, Park revalued the deferred tax asset related to net actuarial loss upon the enactment of the Tax Cuts and Jobs Act on December 22, 2017. U.S. GAAP does not allow for a similar revaluation of accumulated other comprehensive loss, resulting in a disparate tax effect. Park adopted ASU 2018-02 on January 1, 2018, which allows for the reclassification of the disparate tax effect to retained earnings.
Using actuarial measurement dates of December 31 for 2018, 2017 and 2016, components of net periodic benefit income and other amounts recognized in other comprehensive income were as follows:

(In thousands)	2018	2017	2016	Affected Line Item in the Consolidated Statements of Income
Components of net periodic benefit income and other amounts recognized in other comprehensive income (loss)
Service cost	$(6,547)	$(5,270)	$(5,055)	Employee benefits
Interest cost	(5,236)	(5,085)	(4,869)	Other components of net periodic benefit income
Expected return on plan assets	13,417	11,455	10,950	Other components of net periodic benefit income
Recognized net actuarial loss	(1,361)	(576)	(773)	Other components of net periodic benefit income
Net periodic benefit income	$273	$524	$253
Net (loss) gain	$(5,122)	$(11,698)	$168
Amortization of net loss	1,361	576	773
Total recognized in other comprehensive income (loss)	(3,761)	(11,122)	941
Total recognized in net benefit income and other comprehensive income (loss)	$(3,488)	$(10,598)	$1,194

There are no estimated prior service costs for the Pension Plan to be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year. The estimated net actuarial loss expected to be recognized in the next fiscal year is $1.9 million.

The weighted average assumptions used to determine net periodic benefit income for the years ended December 31, 2018, 2017 and 2016 are listed below:

	2018	2017	2016
Discount rate	3.89%	4.58%	4.88%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	4.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.00%	7.00%	7.25%

The Pension Plan maintains cash in a PNB savings account. The Pension Plan cash balance was $2.0 million at December 31, 2018.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The fair value of Pension Plan assets at December 31, 2018 was $177.1 million. At December 31, 2018, $147.1 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $30.0 million of Pension Plan investments in corporate (U.S. large cap), U.S. Government sponsored entity bonds and marketable CD's were categorized as Level 2 inputs, as fair value was based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The fair value of Pension Plan assets was $195.7 million at December 31, 2017. At December 31, 2017, $169.6 million of investments in the Pension Plan were categorized as Level 1 inputs; $26.1 million were categorized as Level 2; and no investments were categorized as Level 3.

Salary Deferral Plan

The Corporation has a voluntary salary deferral plan (the Corporation's Employees Stock Ownership Plan) covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $3.0 million, $1.3 million, and $1.3 million for 2018, 2017 and 2016, respectively.

Supplemental Executive Retirement Plan

The Corporation has entered into Supplemental Executive Retirement Plan Agreements (the "SERP Agreements") with certain key officers of the Corporation and its subsidiaries which provide defined pension benefits in excess of limits imposed by federal income tax law. The accrued benefit cost for the SERP Agreements totaled $10.3 million and $9.9 million for 2018 and 2017, respectively. The expense for the Corporation was $1.0 million for 2018, $1.7 million for 2017 and $1.5 million for 2016.